Share-based compensation - Schedule of restricted share units (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares
Phantom restricted share units - US$ denominated
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	1,605,821	1,850,807	1,850,807	1,383,642
Granted (in shares)	1,567,809	821,223	821,223	1,383,983
Vested (in shares)	(423,501)	(798,373)	(798,373)	(805,429)
Forfeited (in shares)	(134,383)	(267,836)	(267,836)	(111,389)
Outstanding, end of year (in shares)	2,615,746	1,605,821	1,605,821	1,850,807
Granted (in shares)	770,043	59,512	59,512
Number of restricted share units - Vested
Vested (in shares)	423,501	798,373	798,373	805,429
Exercised (in shares)	1,193,544	857,885	857,885	805,429
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares	$ 27.10	$ 21.94		$ 7.94
Granted (in USD and CDN dollars per share) | $ / shares	15.34	26.41		27.26
Vested (in USD and CDN dollars per share) | $ / shares	26.49	16.63		7.29
Exercised (in USD and CDN dollars per share) | $ / shares	17.01	17.52		7.29
Forfeited (in USD and CDN dollars per share) | $ / shares	23.80	19.85		20.16
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares	$ 21.36	$ 27.10		$ 21.94
Phantom Restricted Share Units Settled With Subordinate Voting Shares
Number of restricted share units - Vested
Exercised (in shares)		360,044	360,044
Phantom Restricted Share Units and Phantom Share Units Settled With Cash
Number of restricted share units - Vested
Exercised (in shares)		497,841	497,841
Grant-date fair value
Exercised (in USD and CDN dollars per share) | $ / shares		$ 22.01
Expense from cash-settled share-based payment transactions | $		$ 11
Phantom restricted share units | TELUS Corporation (parent)
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	0	78,011	78,011	156,749
Granted (in shares)		0	0	24,757
Vested (in shares)		(59,549)	(59,549)	(85,154)
Issued in lieu of dividends (in shares)		0	0	0
Dividends (in shares)		1,568	1,568	5,023
Forfeited (in shares)		(20,030)	(20,030)	(23,364)
Outstanding, end of year (in shares)		0	0	78,011
Number of restricted share units - Vested
Vested (in shares)		59,549	59,549	85,154
Dividends (in shares)		(59,549)	(59,549)	(86,745)
Exercised (in shares)		0	0	1,591
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares	$ 0	$ 24.20		$ 24.17
Granted (in USD and CDN dollars per share) | $ / shares		0		27.58
Vested (in USD and CDN dollars per share) | $ / shares		24.13		23.96
Issued in lieu of dividends (in dollars per share) | $ / shares		24.13		25.22
Exercised (in USD and CDN dollars per share) | (per share)		30.85	$ 28.67	27.43
Forfeited (in USD and CDN dollars per share) | $ / shares		24.92		24.72
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares		$ 0		$ 24.20
Expense from cash-settled share-based payment transactions | $			$ 2
Restricted Stock Units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	1,218,796
Outstanding, end of year (in shares)	1,926,994	1,218,796	1,218,796
Performance Share Units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	387,025
Outstanding, end of year (in shares)	688,752	387,025	387,025